Fair Value Measurements - Schedule of fair value hierarchy (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Assets:
Total financial assets	$ 99,771	$ 100,000
Liabilities:
Total financial liabilities	29,200	13,700
Contingent Consideration [Member]
Liabilities:
Total financial liabilities	29,200	13,700
Level 1 [Member]
Assets:
Total financial assets	29,077	100,000
Liabilities:
Total financial liabilities	0	0
Level 1 [Member] | Contingent Consideration [Member]
Liabilities:
Total financial liabilities	0	0
Level 2 [Member]
Assets:
Total financial assets	70,694	0
Liabilities:
Total financial liabilities	0	0
Level 2 [Member] | Contingent Consideration [Member]
Liabilities:
Total financial liabilities	0	0
Level 3 [Member]
Assets:
Total financial assets	0	0
Liabilities:
Total financial liabilities	29,200	13,700
Level 3 [Member] | Contingent Consideration [Member]
Liabilities:
Total financial liabilities	29,200	13,700
Money market account
Assets:
Total financial assets	6,102	100,000
Money market account | Level 1 [Member]
Assets:
Total financial assets	6,102	100,000
Money market account | Level 2 [Member]
Assets:
Total financial assets	0	0
Money market account | Level 3 [Member]
Assets:
Total financial assets	0	$ 0
US Treasury securities
Assets:
Total financial assets	22,975
US Treasury securities | Level 1 [Member]
Assets:
Total financial assets	22,975
US Treasury securities | Level 2 [Member]
Assets:
Total financial assets	0
US Treasury securities | Level 3 [Member]
Assets:
Total financial assets	0
Corporate Debt securities
Assets:
Total financial assets	24,232
Corporate Debt securities | Level 1 [Member]
Assets:
Total financial assets	0
Corporate Debt securities | Level 2 [Member]
Assets:
Total financial assets	24,232
Corporate Debt securities | Level 3 [Member]
Assets:
Total financial assets	0
Commercial Paper
Assets:
Total financial assets	35,887
Commercial Paper | Level 1 [Member]
Assets:
Total financial assets	0
Commercial Paper | Level 2 [Member]
Assets:
Total financial assets	35,887
Commercial Paper | Level 3 [Member]
Assets:
Total financial assets	0
Asset Backed Securities
Assets:
Total financial assets	10,575
Asset Backed Securities | Level 1 [Member]
Assets:
Total financial assets	0
Asset Backed Securities | Level 2 [Member]
Assets:
Total financial assets	10,575
Asset Backed Securities | Level 3 [Member]
Assets:
Total financial assets	$ 0